FAIR VALUE MEASUREMENTS	9 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 15. FAIR VALUE MEASUREMENTS

Convertible notes

As detailed in Note 11, the Company assumed convertible notes as a result of the IFP Acquisition and elected to account for the convertible notes under the FVO. The Company estimated the fair value of the convertible notes based on the fair value of the maximum shares issuable upon conversion (1,149,273 shares of Series C convertible preferred stock) less one year of estimated interest to be incurred until October 4, 2023, since the number of shares to be issued factors in the interest charges for one year. If the note converts earlier than one year less shares will be issued as a result of this. If the note converts between year 1 and year 2 the maximum amount of shares gets issued and the Company will incur 22% annual interests for the period up to the date of conversion in the second year. The Company continues to estimate the fair value of the convertible notes using this method, reducing the estimated interest adjustment each quarter as the 1-year anniversary of the IFP Acquisition approaches. Accordingly, as of March 31, 2023, the fair value movement related to the decrease in the share price from the time of acquisition to reporting date.

Increases or decreases in the fair value of the Company’s convertible notes carried at fair value are recognized as part of Other Income (expenses) in the Condensed Consolidated Statements of Operations. The interest incurred from the date of acquisition until March 31, 2023, are included as part of Interest expense in the condensed Consolidated Statements of Operations. None of the change in the value of the convertible notes was attributable to instrument specific credit risk.

The following table provides a reconciliation of the beginning and ending balance of the convertible note liabilities measured at fair value on a recurring basis during the period:

Convertible notes carried at fair value (Level 3)
Balance at June 30, 2022	$—
Fair value of convertible notes at acquisition (Note 5)	1,683,764
Fair value gain on revaluation of convertible notes	(1,267,791)
Effect of foreign currency	107,730
Balance at December 31, 2022	523,703
Fair value gain on revaluation of convertible notes	(204,207)
Effect of foreign currency	69,865
Balance at March 31, 2023	$389,361

The Company has held back 500,000 Series C Preferred Stock, from the IFP Sellers for one year after the IFP Closing to secure potential indemnification claims by the Company against the IFP Sellers. Therefore, the final number of shares to be issued after the one year measurement period is contingent on any potential claims and can be variable. Each share of Series C Preferred Stock is convertible into 0.15 shares of Common Stock (subject to adjustment upon the occurrence of specified events), contingent upon approval by the Company’s stockholders of the conversion of Series C Preferred Stock. These shares are reserved, not issued, or held in Escrow account. As at March 31, 2023, the Company accounted for the fair value movement relates to the decrease in the share price from the time of acquisition to reporting date. See Note 21 for further information and disclosures relating to the conversion of the Series C Preferred Stock.

The following table provides a reconciliation of the beginning and ending balance of the holdback Preferred Stock measured at fair value on a recurring basis during the period:

Preferred stock carried at fair value (Level 2)
Balance at June 30, 2022	$—
Fair value of holdback Series C Preferred Stock at acquisition (Note 5)	825,300
Fair value gain on revaluation of holdback Series C Preferred Stock	(525,300)
Balance at December 31, 2022	300,000
Fair value gain on revaluation of holdback Series C Preferred Stock	(82,500)
Balance at March 31, 2023	$217,500

The Company did not have assets or liabilities carried at fair value using Level 1 inputs during the three and nine months ended March 31, 2023 and 2022.